UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3087
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2022

Date of reporting period:  September 30, 2022

Item 1. Reports to Stockholders.

(a)

Sphere 500 Fossil Free Fund

Annual Report
September 30, 2022

Sphere 500 Fossil Free Fund

Table of Contents

Letter to Shareholders	3
Investment Highlights	5
Sector Allocation of Portfolio Assets	6
Schedule of Investments	7
Statement of Assets and Liabilities	23
Statement of Operations	24
Statements of Changes in Net Assets	25
Financial Highlights	26
Notes to Financial Statements	27
Report of Independent Registered Public Accounting Firm	36
Expense Example	37
Statement Regarding Liquidity Risk Management Program	39
Notice to Shareholders	40
Trustees and Officers	41
Notice of Privacy Policy and Practices	44

Sphere 500 Fossil Free Fund
Letter to Shareholders
(Unaudited)

Dear Shareholder,

We’d like to take this opportunity to thank you for becoming an investor in the Sphere 500 Fossil Free Fund (SPFFX) during its first year and helping to make climate-friendly investing available to everyone. What a year it has been. At our launch on October 4th of last year, the US equity markets were touching all-time highs, interest rates were at all-time lows, and the US economy had somewhat recovered from pandemic lows. The backdrop for our one-year anniversary could not be more different: a tight labor market, inflation reaching a 40-year peak, the energy markets extremely volatile with the Russian invasion of Ukraine, and the S&P 500 and NASDAQ indices having plummeted over 20%. Despite these headlines, SPFFX has performed admirably in its inaugural year – underperforming the SPDR S&P 500 ETF slightly on a relative basis, as energy has increased 39% during our first year of operations, but improving most recently, as $130 per barrel prices have pared back on weaker demand. On the horizon, Russia’s continued occupation of Ukraine and China’s zero Covid policy continue to present volatility in the global financial markets. As the ramifications of the US midterm elections are digested, equity markets will likely continue to be choppy for the remainder of the year.

Since inception (NAV of $20.00 on October 4th, 2021) through 9/30/22, SPFFX has returned -17.20% vs. a benchmarked SPDR S&P 500 ETF (SPY ETF) return of -15.41%. For the quarter ended 9/30/22, SPFFX returned -4.99% vs. SPY ETF of -4.93% representing the ground made up as energy prices have come down. The fund continues to have similar risk statistics throughout the year to the benchmark (slightly lower than the SPDR S&P 500 ETF) and remains attractively priced at 7bps (0.07%).

After launch, we expanded our theory of change to include proxy voting in climate-friendly way. By engaging the unaffiliated shareholder advocacy non-profit As You Sow, the Fund is now participating in their As You Vote shareholder voting service where they are voting and actively engaging with the companies we own to improve their operations on climate-related issues.

Most recently we have changed the name of the fund from the Sphere 500 Fossil-Free Fund to the Sphere 500 Climate Fund. We believe this more accurately portrays the combination of full fossil fuel industry exclusion from the fund (not just exclusion of the major holders of fossil fuel reserves, as some other fossil fuel reserves free funds do) and of our climate action-oriented shareholder voting policy.

Thank you for your continued support and do not hesitate to reach out at any time via invest@oursphere.org.

Sincerely,

Jason Britton
President & Chief Investment Officer
Reflection Asset Management

Sphere 500 Fossil Free Fund

There are risks involved with investing, including possible loss of principal. There is no guarantee the Fund will achieve its investment objective.

The information provided herein represents the opinion of the manager at a specific point in time and is not intended to be a forecast of future events, a guarantee of future results nor investment advice.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Past performance is no guarantee of future results. Investing involves risk, including possible loss of principal.

Sphere 500 Fossil Free Fund
Investment Highlights (Unaudited)

Comparison of the Change in Value of a Hypothetical $10,000 Investment
in the Sphere 500 Fossil Free Fund and
the Sphere 500 Fossil Free Index

Since Inception
Annualized Total Return Periods Ended September 30, 2022:	(10/04/2021)
Sphere 500 Fossil Free Fund	(17.20)%
Sphere 500 Fossil Free Index	(18.67)%

Expense ratios*: Gross 0.12%, Net 0.12%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-497-2960.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on October 4, 2021, the Fund’s inception date. Returns reflect the reinvestment of dividends and capital gain distributions. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

*  The expense ratios presented are from the most recent prospectus.

Sphere 500 Fossil Free Fund
SECTOR ALLOCATION OF PORTFOLIO ASSETS
at September 30, 2022 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Sphere 500 Fossil Free Fund
SCHEDULE OF INVESTMENTS
at September 30, 2022

	Number of
COMMON STOCKS – 90.95%	Shares	Value
BASIC MATERIALS – 1.51%

Chemicals – 1.07%
Albemarle Corp.	6	$1,587
CF Industries Holdings, Inc.	10	963
Dow, Inc.	38	1,669
DuPont de Nemours, Inc.	26	1,310
Eastman Chemical Co.	6	426
Ecolab, Inc.	13	1,878
FMC Corp.	6	634
International Flavors & Fragrances, Inc.	12	1,090
LyondellBasell Industries NV – ADR	13	979
Mosaic Co.	18	870
PPG Industries, Inc.	12	1,328
RPM International, Inc.	6	500
Sherwin-Williams Co.	11	2,252
		15,486
Iron/Steel – 0.18%
Nucor Corp.	13	1,391
Reliance Steel & Aluminum Co.	3	523
Steel Dynamics, Inc.	9	639
		2,553
Mining – 0.26%
Freeport-McMoRan, Inc.	75	2,050
Newmont Corp.	42	1,765
		3,815
TOTAL BASIC MATERIALS		21,854

COMMUNICATIONS – 13.65%

Advertising – 0.17%
Interpublic Group of Cos., Inc.	20	512
Omnicom Group, Inc.	10	631
Trade Desk, Inc. (a)	21	1,255
		2,398

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022

	Number of
COMMON STOCKS – 90.95% (Continued)	Shares	Value
Internet – 9.94%
Airbnb, Inc. (a)	12	$1,260
Alphabet, Inc. (a)	566	54,281
Amazon.com, Inc. (a)	489	55,257
Booking Holdings, Inc. (a)	2	3,286
CDW Corp.	6	936
DoorDash, Inc. (a)	11	544
eBay, Inc.	29	1,068
Etsy, Inc. (a)	6	601
Expedia Group, Inc. (a)	7	656
GoDaddy, Inc. (a)	7	496
Match Group, Inc. (a)	15	716
Meta Platforms, Inc. (a)	94	12,754
Netflix, Inc. (a)	23	5,415
NortonLifeLock, Inc.	30	604
Pinterest, Inc. (a)	26	606
Twitter, Inc. (a)	34	1,491
Uber Technologies, Inc. (a)	105	2,783
VeriSign, Inc. (a)	5	869
		143,623
Media – 1.46%
Charter Communications, Inc. (a)	5	1,517
Comcast Corp.	232	6,805
FactSet Research Systems, Inc.	2	800
Liberty Broadband Corp. (a)	6	443
Liberty Media Corp-Liberty Formula One (a)	9	526
Paramount Global	25	476
Walt Disney Co. (a)	97	9,150
Warner Bros Discovery, Inc. (a)	117	1,345
		21,062
Telecommunications – 2.08%
Arista Networks, Inc. (a)	12	1,355
AT&T, Inc.	379	5,814
Cisco Systems, Inc.	220	8,800
Corning, Inc.	40	1,161
T-Mobile US, Inc. (a)	33	4,427

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022

	Number of
COMMON STOCKS – 90.95% (Continued)	Shares	Value
Telecommunications – 2.08% (Continued)
Verizon Communications, Inc.	224	$8,505
		30,062
TOTAL COMMUNICATIONS		197,145

CONSUMER, CYCLICAL – 9.52%

Airlines – 0.17%
Delta Air Lines, Inc. (a)	33	926
Southwest Airlines Co. (a)	31	956
United Airlines Holdings, Inc. (a)	17	553
		2,435
Apparel – 0.35%
NIKE, Inc.	54	4,489
VF Corp.	20	598
		5,087
Auto Manufacturers – 3.08%
Cummins, Inc.	7	1,425
Ford Motor Co.	206	2,307
General Motors Co.	74	2,375
PACCAR, Inc.	18	1,506
Tesla, Inc. (a)	139	36,870
		44,483
Distribution/Wholesale – 0.33%
Copart, Inc. (a)	11	1,170
Fastenal Co.	30	1,381
LKQ Corp.	14	660
Pool Corp.	2	637
WW Grainger, Inc.	2	978
		4,826
Entertainment – 0.04%
Live Nation Entertainment, Inc. (a)	8	608

Home Builders – 0.15%
DR Horton, Inc.	18	1,212

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022

	Number of
COMMON STOCKS – 90.95% (Continued)	Shares	Value
Home Builders – 0.15% (Continued)
Lennar Corp.	12	$895
		2,107
Lodging – 0.29%
Hilton Worldwide Holdings, Inc.	14	1,688
Las Vegas Sands Corp. (a)	17	638
Marriott International, Inc.	13	1,822
		4,148
Retail – 5.11%
AutoZone, Inc. (a)	1	2,142
Best Buy Co, Inc.	10	634
CarMax, Inc. (a)	8	528
Chipotle Mexican Grill, Inc. (a)	1	1,503
Costco Wholesale Corp.	23	10,862
Darden Restaurants, Inc.	6	758
Dollar General Corp.	11	2,639
Dollar Tree, Inc. (a)	11	1,497
Domino’s Pizza, Inc.	1	310
Genuine Parts Co.	7	1,045
Home Depot, Inc.	54	14,901
Lowe’s Cos., Inc.	33	6,198
Lululemon Athletica, Inc. (a)	5	1,398
McDonald’s Corp.	39	8,999
O’Reilly Automotive, Inc. (a)	3	2,110
Ross Stores, Inc.	18	1,517
Starbucks Corp.	59	4,971
Target Corp.	24	3,561
TJX Cos., Inc.	61	3,789
Tractor Supply Co.	5	930
Ulta Beauty, Inc. (a)	2	802
Walgreens Boots Alliance, Inc.	38	1,193
Yum! Brands, Inc.	15	1,595
		73,882
TOTAL CONSUMER, CYCLICAL		137,576

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022

	Number of
COMMON STOCKS – 90.95% (Continued)	Shares	Value
CONSUMER, NON-CYCLICAL – 23.74%

Agriculture – 0.04%
Darling Ingredients, Inc. (a)	8	$529

Beverages – 2.01%
Brown-Forman Corp.	11	733
Coca-Cola Co.	207	11,596
Constellation Brands, Inc.	6	1,378
Keurig Dr Pepper, Inc.	45	1,612
Monster Beverage Corp. (a)	20	1,739
PepsiCo, Inc.	73	11,918
		28,976
Biotechnology – 2.10%
Alnylam Pharmaceuticals, Inc. (a)	6	1,201
Amgen, Inc.	28	6,311
Biogen, Inc. (a)	7	1,869
BioMarin Pharmaceutical, Inc. (a)	9	763
Corteva, Inc.	38	2,172
Gilead Sciences, Inc.	66	4,071
Horizon Therapeutics PLC – ADR (a)	12	743
Illumina, Inc. (a)	8	1,526
Incyte Corp. (a)	9	600
Moderna, Inc. (a)	18	2,128
Regeneron Pharmaceuticals, Inc. (a)	5	3,444
Royalty Pharma PLC – ADR	20	804
Seagen, Inc. (a)	7	958
Vertex Pharmaceuticals, Inc. (a)	13	3,764
		30,354
Commercial Services – 2.06%
Automatic Data Processing, Inc.	22	4,976
Block, Inc. (a)	26	1,430
Cintas Corp.	4	1,553
CoStar Group, Inc. (a)	20	1,393
Equifax, Inc.	6	1,029
FleetCor Technologies, Inc. (a)	3	528
Gartner, Inc. (a)	4	1,107
Global Payments, Inc.	14	1,513

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022

	Number of
COMMON STOCKS – 90.95% (Continued)	Shares	Value
Commercial Services – 2.06% (Continued)
Moody’s Corp.	9	$2,188
PayPal Holdings, Inc. (a)	61	5,250
Quanta Services, Inc.	7	892
S&P Global, Inc.	17	5,191
TransUnion	10	595
United Rentals, Inc. (a)	3	810
Verisk Analytics, Inc.	8	1,364
		29,819
Cosmetics/Personal Care – 1.55%
Colgate-Palmolive Co.	41	2,880
Estee Lauder Cos., Inc.	16	3,454
Procter & Gamble Co.	127	16,034
		22,368
Food – 1.17%
Conagra Brands, Inc.	25	816
General Mills, Inc.	31	2,375
Hershey Co.	7	1,543
J M Smucker Co.	5	687
Kellogg Co.	17	1,184
Kraft Heinz Co.	42	1,401
Kroger Co.	37	1,619
Lamb Weston Holdings, Inc.	7	542
McCormick & Co., Inc.	13	926
Mondelez International, Inc.	73	4,003
Sysco Corp.	26	1,838
		16,934
Healthcare-Products – 4.09%
Abbott Laboratories	92	8,902
ABIOMED, Inc. (a)	2	491
Align Technology, Inc. (a)	3	621
Avantor, Inc. (a)	35	686
Baxter International, Inc.	26	1,400
Bio-Techne Corp.	2	568
Boston Scientific Corp. (a)	76	2,944
Cooper Cos., Inc.	2	528

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022

	Number of
COMMON STOCKS – 90.95% (Continued)	Shares	Value
Healthcare-Products – 4.09% (Continued)
Danaher Corp.	34	$8,782
Edwards Lifesciences Corp. (a)	32	2,644
Hologic, Inc. (a)	13	839
IDEXX Laboratories, Inc. (a)	4	1,303
Insulet Corp. (a)	3	688
Intuitive Surgical, Inc. (a)	18	3,374
Medtronic PLC – ADR	70	5,653
PerkinElmer, Inc.	6	722
Repligen Corp. (a)	2	374
ResMed, Inc.	7	1,528
STERIS PLC – ADR	5	831
Stryker Corp.	17	3,443
Thermo Fisher Scientific, Inc.	20	10,144
Waters Corp. (a)	3	809
West Pharmaceutical Services, Inc.	3	738
Zimmer Biomet Holdings, Inc.	11	1,150
		59,162
Healthcare-Services – 2.93%
Catalent, Inc. (a)	9	651
Centene Corp. (a)	30	2,334
Elevance Health, Inc.	12	5,451
HCA Healthcare, Inc.	11	2,022
Humana, Inc.	6	2,911
IQVIA Holdings, Inc. (a)	9	1,630
Laboratory Corp of America Holdings	4	819
Molina Healthcare, Inc. (a)	3	990
Quest Diagnostics, Inc.	6	736
UnitedHealth Group, Inc.	49	24,747
		42,291
Household Products/Wares – 0.29%
Avery Dennison Corp.	4	651
Church & Dwight Co., Inc.	12	857
Clorox Co.	6	771
Kimberly-Clark Corp.	17	1,913
		4,192

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022

	Number of
COMMON STOCKS – 90.95% (Continued)	Shares	Value
Pharmaceuticals – 7.50%
AbbVie, Inc.	94	$12,616
AmerisourceBergen Corp.	8	1,083
Becton Dickinson and Co.	15	3,342
Bristol-Myers Squibb Co.	113	8,033
Cardinal Health, Inc.	14	934
Cigna Corp.	16	4,440
CVS Health Corp.	69	6,581
Dexcom, Inc. (a)	20	1,611
Eli Lilly & Co.	50	16,167
Johnson & Johnson	140	22,870
McKesson Corp.	7	2,379
Merck & Co., Inc.	135	11,626
Pfizer, Inc.	299	13,084
Zoetis, Inc.	24	3,559
		108,325
TOTAL CONSUMER, NON-CYCLICAL		342,950

ENERGY – 0.22%

Energy-Alternate Sources – 0.22%
Enphase Energy, Inc. (a)	7	1,942
First Solar, Inc. (a)	5	662
Plug Power, Inc. (a)	27	567
		3,171
TOTAL ENERGY		3,171

FINANCIAL – 11.51%

Banks – 5.03%
Bank of America Corp.	427	12,895
Bank of New York Mellon Corp.	43	1,656
Citigroup, Inc.	100	4,167
Fifth Third Bancorp	36	1,151
First Republic Bank	9	1,175
Goldman Sachs Group, Inc.	17	4,982
Huntington Bancshares, Inc.	76	1,002

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022

	Number of
COMMON STOCKS – 90.95% (Continued)	Shares	Value
Banks – 5.03% (Continued)
JPMorgan Chase & Co.	155	$16,197
KeyCorp	49	785
M&T Bank Corp.	9	1,587
Morgan Stanley	71	5,610
Northern Trust Corp.	10	856
PNC Financial Services Group, Inc.	21	3,138
Regions Financial Corp.	49	983
State Street Corp.	18	1,095
SVB Financial Group (a)	3	1,007
Truist Financial Corp.	70	3,048
US Bancorp	79	3,185
Wells Fargo & Co.	202	8,124
		72,643
Diversified Financial Services – 4.07%
American Express Co.	31	4,182
Ameriprise Financial, Inc.	5	1,260
BlackRock, Inc.	7	3,852
Capital One Financial Corp.	20	1,843
Charles Schwab Corp.	79	5,678
CME Group, Inc.	19	3,366
Discover Financial Services	14	1,273
Intercontinental Exchange, Inc.	29	2,620
LPL Financial Holdings, Inc.	4	874
Mastercard, Inc.	51	14,501
Nasdaq, Inc.	18	1,020
Raymond James Financial, Inc.	10	988
Synchrony Financial	25	705
T Rowe Price Group, Inc.	11	1,155
Visa, Inc.	87	15,456
		58,773
Insurance – 2.09%
Aflac, Inc.	33	1,855
Alleghany Corp. (a)	1	839
Allstate Corp.	14	1,743
American International Group, Inc.	40	1,899

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022

	Number of
COMMON STOCKS – 90.95% (Continued)	Shares	Value
Insurance – 2.09% (Continued)
Arthur J Gallagher & Co.	11	$1,883
Brown & Brown, Inc.	11	665
Chubb Ltd – ADR	21	3,820
Cincinnati Financial Corp.	8	717
Equitable Holdings, Inc.	19	501
Hartford Financial Services Group, Inc.	17	1,053
Loews Corp.	10	498
Marsh & McLennan Cos., Inc.	26	3,882
MetLife, Inc.	35	2,127
Principal Financial Group, Inc.	13	938
Progressive Corp.	31	3,603
Prudential Financial, Inc.	19	1,630
Travelers Cos., Inc.	12	1,838
W R Berkley Corp.	11	710
		30,201
Private Equity – 0.25%
Ares Management Corp.	8	496
Blackstone, Inc.	37	3,097
		3,593
Real Estate – 0.07%
CBRE Group, Inc. (a)	16	1,080
TOTAL FINANCIAL		166,290

INDUSTRIAL – 5.20%

Aerospace/Defense – 0.04%
Howmet Aerospace, Inc.	20	619

Building Materials – 0.29%
Carrier Global Corp.	44	1,565
Martin Marietta Materials, Inc.	3	966
Masco Corp.	11	514
Vulcan Materials Co.	7	1,104
		4,149

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022

	Number of
COMMON STOCKS – 90.95% (Continued)	Shares	Value
Electrical Components & Equipment – 0.29%
AMETEK, Inc.	12	$1,361
Emerson Electric Co.	31	2,270
Generac Holdings, Inc. (a)	3	534
		4,165
Electronics – 0.45%
Agilent Technologies, Inc.	15	1,823
Fortive Corp.	18	1,050
Hubbell, Inc.	2	446
Keysight Technologies, Inc. (a)	9	1,416
Mettler-Toledo International, Inc. (a)	1	1,084
Trimble, Inc. (a)	13	706
		6,525
Environmental Control – 0.34%
Republic Services, Inc.	10	1,360
Waste Management, Inc.	22	3,525
		4,885
Hand/Machine Tools – 0.06%
Snap-on, Inc.	2	403
Stanley Black & Decker, Inc.	7	526
		929
Machinery-Construction&Mining – 0.32%
Caterpillar, Inc.	28	4,594

Machinery-Diversified – 0.88%
Deere & Co.	15	5,008
Dover Corp	7	816
Graco, Inc.	8	480
IDEX Corp	4	799
Ingersoll Rand, Inc.	21	908
Nordson Corp	2	425
Otis Worldwide Corp	22	1,404
Rockwell Automation, Inc.	6	1,291
Westinghouse Air Brake Technologies Corp	9	732
Xylem, Inc.	9	786
		12,649

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022

	Number of
COMMON STOCKS – 90.95% (Continued)	Shares	Value
Miscellaneous Manufacturing – 0.86%
3M Co.	29	$3,204
Carlisle Cos., Inc.	2	561
Eaton Corp. PLC – ADR	21	2,800
Illinois Tool Works, Inc.	15	2,710
Parker-Hannifin Corp.	6	1,454
Trane Technologies PLC – ADR	12	1,738
		12,467
Packaging & Containers – 0.06%
Crown Holdings, Inc.	6	486
Packaging Corp. of America	4	449
		935
Transportation – 1.61%
CH Robinson Worldwide, Inc.	6	578
CSX Corp.	114	3,037
Expeditors International of Washington, Inc.	8	706
FedEx Corp.	12	1,781
JB Hunt Transport Services, Inc.	4	626
Norfolk Southern Corp.	12	2,516
Old Dominion Freight Line, Inc.	5	1,244
Union Pacific Corp.	33	6,429
United Parcel Service, Inc.	39	6,300
		23,217
TOTAL INDUSTRIAL		75,134

TECHNOLOGY – 25.48%

Computers – 9.25%
Apple, Inc.	857	118,437
Cognizant Technology Solutions Corp.	27	1,551
Crowdstrike Holdings, Inc. (a)	10	1,648
EPAM Systems, Inc. (a)	2	724
Fortinet, Inc. (a)	35	1,720
Hewlett Packard Enterprise Co.	68	815
HP, Inc.	47	1,171
International Business Machines Corp.	48	5,703
NetApp, Inc.	11	680

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022

	Number of
COMMON STOCKS – 90.95% (Continued)	Shares	Value
Computers – 9.25% (Continued)
Western Digital Corp. (a)	16	$521
Zscaler, Inc. (a)	4	658
		133,628
Office/Business Equip – 0.04%
Zebra Technologies Corp. (a)	2	524

Semiconductors – 4.93%
Advanced Micro Devices, Inc. (a)	85	5,386
Analog Devices, Inc.	27	3,762
Applied Materials, Inc.	45	3,687
Broadcom, Inc.	21	9,324
Entegris, Inc.	7	581
Intel Corp	219	5,644
KLA Corp	7	2,118
Lam Research Corp.	7	2,562
Microchip Technology, Inc.	28	1,709
Micron Technology, Inc.	58	2,906
Monolithic Power Systems, Inc.	2	727
NVIDIA Corp	127	15,417
ON Semiconductor Corp. (a)	22	1,371
QUALCOMM, Inc.	59	6,666
Skyworks Solutions, Inc.	8	682
Teradyne, Inc.	8	601
Texas Instruments, Inc.	48	7,429
Wolfspeed, Inc. (a)	6	620
		71,192
Software – 11.26%
Activision Blizzard, Inc.	37	2,751
Adobe, Inc. (a)	24	6,605
Akamai Technologies, Inc. (a)	8	642
ANSYS, Inc. (a)	4	887
Autodesk, Inc. (a)	11	2,055
Bill.com Holdings, Inc. (a)	5	662
Broadridge Financial Solutions, Inc.	6	866
Cadence Design Systems, Inc. (a)	14	2,288
Citrix Systems, Inc.	6	624

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022

	Number of
COMMON STOCKS – 90.95% (Continued)	Shares	Value
Software – 11.26% (Continued)
Cloudflare, Inc. (a)	12	$664
Datadog, Inc. (a)	12	1,065
DocuSign, Inc. (a)	10	535
Electronic Arts, Inc.	13	1,504
Fair Isaac Corp. (a)	1	412
Fidelity National Information Services, Inc.	32	2,418
Fiserv, Inc. (a)	33	3,088
HubSpot, Inc. (a)	2	540
Intuit, Inc.	14	5,422
Jack Henry & Associates, Inc.	3	547
Microsoft Corp.	397	92,461
MongoDB, Inc. (a)	3	596
MSCI, Inc.	4	1,687
Oracle Corp.	80	4,886
Paychex, Inc.	17	1,908
Paycom Software, Inc. (a)	2	660
PTC, Inc. (a)	5	523
ROBLOX Corp. (a)	19	681
Roper Technologies, Inc.	5	1,798
Salesforce, Inc. (a)	51	7,336
ServiceNow, Inc. (a)	10	3,776
Snowflake, Inc. (a)	14	2,379
Splunk, Inc. (a)	7	526
SS&C Technologies Holdings, Inc.	11	525
Synopsys, Inc. (a)	8	2,444
Take-Two Interactive Software, Inc. (a)	8	872
Twilio, Inc. (a)	8	553
Tyler Technologies, Inc. (a)	2	695
Veeva Systems, Inc. (a)	6	989
Vmware, Inc.	11	1,171
Workday, Inc. (a)	8	1,218
Zoom Video Communications, Inc. (a)	10	736
ZoomInfo Technologies, Inc. (a)	16	667
		162,662
TOTAL TECHNOLOGY		368,006

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022

	Number of
COMMON STOCKS – 90.95% (Continued)	Shares	Value
UTILITIES – 0.11%

Water – 0.11%
American Water Works Co., Inc.	9	$1,171
Essential Utilities, Inc.	13	538
		1,709
TOTAL UTILITIES		1,709
TOTAL COMMON STOCKS
(Cost $1,589,865)		1,313,835

REITS – 3.16%
Alexandria Real Estate Equities, Inc.	8	1,121
American Homes 4 Rent	17	558
American Tower Corp.	24	5,153
Annaly Capital Management, Inc.	22	377
AvalonBay Communities, Inc.	7	1,289
Boston Properties, Inc.	7	525
Camden Property Trust	5	597
Crown Castle, Inc.	22	3,180
Digital Realty Trust, Inc.	15	1,488
Duke Realty Corp.	20	964
Equinix, Inc.	4	2,275
Equity LifeStyle Properties, Inc.	9	566
Equity Residential	19	1,277
Essex Property Trust, Inc.	3	727
Extra Space Storage, Inc.	7	1,209
Gaming and Leisure Properties, Inc.	13	575
Healthpeak Properties, Inc.	28	642
Host Hotels & Resorts, Inc.	37	588
Invitation Homes, Inc.	32	1,081
Iron Mountain, Inc.	15	660
Kimco Realty Corp.	32	589
Life Storage, Inc.	4	443
Mid-America Apartment Communities, Inc.	6	930
Prologis, Inc.	39	3,962
Public Storage	8	2,342

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022

	Number of
REITS – 3.16% (Continued)	Shares	Value
Realty Income Corp.	32	$1,862
Rexford Industrial Realty, Inc.	9	468
SBA Communications Corp.	5	1,423
Simon Property Group, Inc.	17	1,526
Sun Communities, Inc.	6	812
UDR, Inc.	17	709
Ventas, Inc.	21	844
VICI Properties, Inc.	51	1,522
Welltower, Inc.	24	1,544
Weyerhaeuser Co.	39	1,114
WP Carey, Inc.	10	698
TOTAL REITS
(Cost $56,427)		45,640
TOTAL INVESTMENTS
(Cost $1,646,292) – 94.12%		1,359,475
Other Assets in Excess of Liabilities – 5.88%		84,982
TOTAL NET ASSETS – 100.00%		$1,444,457

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
PLC – Public Limited Company
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2022

Assets:
Investments, at value (cost of $1,646,292)	$1,359,475
Cash	76,922
Receivables:
Fund shares sold	7,498
Dividends and interest	979
Total assets	1,444,874

Liabilities:
Payables:
Advisory fee	88
Sub-TA fees	329
Total liabilities	417

Net assets	$1,444,457

Net assets consist of:
Paid in capital	$1,746,695
Total accumulated loss	(302,238)
Net assets	$1,444,457

Net assets applicable to outstanding Shares	1,444,457
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	87,294
Net asset value, offering price and redemption price per share	$16.55

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2022*

Investment income:
Dividends and Interest	$11,191
Total investment income	11,191

Expenses:
Investment advisory fees (Note 4)	613
Sub-TA fees (Note 5)	329
Total expenses	942
Net investment income	$10,249

Realized and unrealized loss:
Net realized loss on transactions from investments	$(25,344)
Net change in unrealized depreciation on investments	(286,817)
Net realized and unrealized loss	(312,161)
Net decrease in net assets resulting from operations	$(301,912)

*	The Sphere 500 Fossil Free Fund commenced operations on October 4, 2021.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30, 2022*
Operations:
Net investment income	$10,249
Net realized loss on investments	(25,344)
Net change in unrealized depreciation on investments	(286,817)
Net decrease in net assets resulting from operations	(301,912)

Distributions:
Distributable earnings	(326)
Total distributions	(326)

Capital Share Transactions:
Proceeds from shares sold	1,749,606
Proceeds from shares in reinvestment of distributions	326
Cost of shares redeemed	(3,237)
Net increase in net assets from capital share transactions	1,746,695
Total increase in net assets	1,444,457

Net Assets:
Beginning of period	—
End of period	$1,444,457

Changes in Shares Outstanding:
Shares sold	87,434
Shares reinvested	15
Shares redeemed	(155)
Net increase in shares outstanding	87,294

*	The Sphere 500 Fossil Free Fund commenced operations on October 4, 2021.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

	October 4, 2021
	through
	September 30, 2022*
Net Asset Value – Beginning of Period	$20.00

Income from Investment Operations:
Net investment income[1]	0.22
Net realized and unrealized loss on investments	(3.66)
Total from investment operations	(3.44)

Less Distributions:
From net investment income	(0.01)
From net realized gain on investment	—
Total distributions	—

Net Asset Value – End of Period	$16.55

Total Return	(17.20	)%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$1,444
Ratio of operating expenses to average net assets:	0.11	%+
Ratio of net investment income to average net assets:	1.15	%+
Portfolio turnover rate	14	%^

*	Commencement of operations for the Fund was October 4, 2021
+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Fossil Free Fund
NOTES TO FINANCIAL STATEMENTS
at September 30, 2022

NOTE 1 – ORGANIZATION

The Sphere 500 Fossil Free Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust. The Fund commenced operations on October 4, 2021.  Reflection Asset Management, LLC serves as the investment adviser to the Fund.  As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The investment objective of the Fund is to track the performance, before fees and expenses, of the Sphere 500 Fossil Free Index (the “Index”).  The Index is a modified version of the BITA 500 US Giants Index (the “Reference Index”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on a tax return. The tax return for the current year is open for examination.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Sphere 500 Fossil Free Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2022

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

D.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of September 30, 2022 and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Effective November 14, 2022, the Sphere 500 Fossil Free Fund changed its name to the Sphere 500 Climate Fund. Information about the Fund and its risks can be found in the fund’s prospectus and statement of additional information dated November 14, 2022.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived

Sphere 500 Fossil Free Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2022

valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 or Level 2 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has

Sphere 500 Fossil Free Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2022

appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$21,854	$—	$—	$21,854
Communications	197,145	—	—	197,145
Consumer, Cyclical	137,576	—	—	137,576
Consumer, Non-Cyclical	342,950	—	—	342,950
Energy	3,171	—	—	3,171
Financial	166,290	—	—	166,290
Industrial	75,134	—	—	75,134
Technology	368,006	—	—	368,006
Utilities	1,709	—	—	1,709
Total Common Stocks	1,313,835	—	—	1,313,835
REITs	45,640	—	—	45,640
Total Investments in Securities	$1,359,475	$—	$—	$1,359,475

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal year ended September 30, 2022, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.07% of the average daily net assets of the Fund.  For the fiscal period ended September 30, 2022, the Fund incurred $613 in advisory fees.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Reflection Asset Management, the Fund pays a unified management fee to the Advisor, which is calculated daily and paid monthly.  Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage

Sphere 500 Fossil Free Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2022

commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, shareholder servicing, and the advisory fee payable to the Advisor.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.

Vigilant Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SUB-TA FEE

The Fund has adopted a shareholder servicing plan (the “Plan”) on behalf of the Fund. Under the Plan, the Fund is authorized to pay an annual Sub TA fee of up to 0.10% of the Fund’s average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts, including recordkeeping, processing transactions, providing and transmitting statements, shareholder communication, and other documentation. Payments made under the Plan may not be used to pay for any services in connection with the distribution and sale of the Shares.

Payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the fiscal year ended September 30, 2022, the Fund incurred, under the Agreement, Sub-TA fees of $329.

Sphere 500 Fossil Free Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2022

NOTE 6 – SECURITIES TRANSACTIONS

For the fiscal year ended September 30, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Sphere 500 Fossil Free Fund	$1,790,111	$118,365

There were no purchases or sales of long-term U.S. Government securities.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2022, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$1,660,578
Gross unrealized appreciation	13,418
Gross unrealized depreciation	(314,521)
Net unrealized depreciation	(301,103)
Undistributed ordinary income	9,934
Undistributed long-term capital gain	—
Total distributable earnings	9,934
Capital loss carry-forwards	—
Other accumulated gains/(losses)	(11,069)
Total accumulated earnings/(losses)	$(302,238)

At September 30, 2022, the Fund had short-term tax basis capital losses of $11,064 with no expiration date and no long-term tax basis capital losses.

The tax character of distributions paid during the fiscal period ended September 30, 2022, was as follows:

Period Ended
September 30, 2022
Ordinary income	$326

NOTE 8 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

Climate Investing Considerations Risk:  Considerations to mitigate climate risk, such as environmental criteria (e.g., fossil fuel screens), applied to the Index’s construction may limit the number of investment opportunities available to the Fund, and as a result, at

Sphere 500 Fossil Free Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2022

times, the Fund may underperform funds that are not subject to similar investment considerations. For example, the Index may exclude certain securities due to climate-friendly considerations when other investment considerations would suggest that investing in such securities would be advantageous. The Fund may also underperform funds that invest in the energy and utilities sectors, particularly in times of rising oil, gas and energy prices.

General Market Risk; Recent Market Events:  The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. While U.S. and global economies are recovering from the effects of COVID-19, growth concerns persist. Uncertainties regarding the level of central banks’ interest rate increases, political events, the Russia-Ukraine conflict, rising government debt in the U.S. and trade tensions have also contributed to market volatility.

Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Small Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.

Common Stock Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Large-Capitalization Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Sphere 500 Fossil Free Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2022

Sector Risk: To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Passive Investment Risk: The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Index Calculation Risk: There is no assurance that the Index Administrator will compile the Index accurately or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Administrator, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Cybersecurity Risk:  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Sphere 500 Fossil Free Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2022

Third Party Data Risk: The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data published by independent third parties (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

Tracking Error Risk:  As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

NOTE 9 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

Sphere 500 Fossil Free Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Manager Directed Portfolios
and the Shareholders of Sphere 500 Fossil Free Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Sphere 500 Fossil Free Fund, a series of shares of beneficial interest in Manager Directed Portfolios (the “Fund”), including the schedule of investments, as of September 30, 2022, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period October 4, 2021 (commencement of operations) through September 30, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, and the results of its operations, the changes in its net assets, and its financial highlights for the period October 4, 2021 through September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Manager Directed Portfolios since 2007.

Philadelphia, Pennsylvania
November 29, 2022

Sphere 500 Fossil Free Fund
EXPENSE EXAMPLE
September 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from April 1, 2022 to September 30, 2022, for the Fund.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Sphere 500 Fossil Free Fund
EXPENSE EXAMPLE (Continued)
September 30, 2022 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	4/1/2022	9/30/2022	4/1/2022-9/30/2022
Actual	$1,000.00	$ 798.40	$0.54
Hypothetical (5% return
before expenses)	$1,000.00	$1,024.47	$0.61

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.12% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the prior six months of operation).

Sphere 500 Fossil Free Fund
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund, a series of Manager Directed Portfolios (the “Trust”), has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board has designated the Fund’s investment adviser to serve as the administrator of the Program (the “Program Administrator”). Personnel of the Fund’s investment adviser conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator. The Program Administrator is required to provide a written annual report to the Board and the chief compliance officer of the Trust regarding the adequacy and effectiveness of the Program and any material changes to the Program.

Under the Program, the Program Administrator manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means.

On November 18, 2022, the Board reviewed the Program Administrator’s assessment of the operation and effectiveness of the Program for the period October 4, 2021 through September 30, 2022 (the “Report”) and a memorandum regarding the Report prepared by the Trust’s chief compliance officer. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate. The Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the during the review period, the Program was adequately designed and effectively operating to monitor the liquidity risk to the Fund, taking into account the size of the Fund, the type of business conducted, and other relevant factors.

Sphere 500 Fossil Free Fund
NOTICE TO SHAREHOLDERS
at September 30, 2022 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-2SPHERE or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by calling 1-844-2SPHERE.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-844-2SPHERE.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-2SPHERE to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Other Tax Information (Unaudited)

For the fiscal year ended September 30, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Sphere 500 Fossil Free Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2022 was as follows:

Sphere 500 Fossil Free Fund	100.00%

Sphere 500 Fossil Free Fund
TRUSTEES AND OFFICERS
(Unaudited)

The business and affairs of the Trust are managed under the oversight of the Board, subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust. The Board, as of January 1, 2022, is currently comprised of four trustees who are not interested persons of the Trust within the meaning of the 1940 Act (the “Independent Trustees”). The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise the Trust’s daily business operations.

Number of
			Funds	Other
	Position(s) Held		in Fund	Directorships
Name,	with the Trust		Complex	Held by Trustee
(Year of Birth)	and Length of	Principal Occupation(s)	Overseen by	During the
and Address(1)	Time Served(2)	During the Past Five Years	Trustee(3)	Past Five Years
INDEPENDENT TRUSTEES

Gaylord B. Lyman	Trustee and	Senior Portfolio Manager,	10	None
(Born 1962)	Audit	Affinity Investment Advisors,
	Committee	LLC, since 2017; Managing
	Chairman,	Director of Kohala Capital
	since April 2015	Partners, LLC (2011 – 2016).

Scott Craven Jones	Trustee	Managing Director, Carne Global	10	Trustee, Madison
(Born 1962)	since July 2016	Financial Services (US) LLC		Funds, since 2019
	and Lead	(a provider of independent		(18 portfolios);
	Independent	governance and distribution		Trustee, XAI
	Trustee	support for the asset management		Octagon Floating
	since May 2017	industry), since 2013; interim		Rate &
		Managing Director, Park		Alternative
		Agency, Inc., since 2020.		Income Term
Trust, since 2017
(2 portfolios);
Director,
Guestlogix Inc.
(a provider of
ancillary-focused
technology to the
travel industry)
(2015 – 2016).

Sphere 500 Fossil Free Fund
TRUSTEES AND OFFICERS (Continued)
(Unaudited)

Number of
			Funds	Other
	Position(s) Held		in Fund	Directorships
Name,	with the Trust		Complex	Held by Trustee
(Year of Birth)	and Length of	Principal Occupation(s)	Overseen by	During the
and Address(1)	Time Served(2)	During the Past Five Years	Trustee(3)	Past Five Years
Lawrence T.	Trustee	Senior Vice President and Chief	10	None
Greenberg	since July 2016	Legal Officer, The Motley Fool
(Born 1963)		Holdings, Inc., since 1996;
Venture Partner and General
Counsel, Motley Fool Ventures LP,
since 2018; Manager, Motley Fool
Wealth Management, LLC,
since 2013; Adjunct Professor,
Washington College of Law,
American University, since 2006;
General Counsel Motley Fool
Asset Management, LLC
(2008 – 2019).

James R. Schoenike	Trustee	Distribution consultant since	10	None
(Born 1959)	since July 2016(4)	2018, President and CEO,
Board of Managers, Quasar
Distributors, LLC (2013 – 2018).

(1)	The address of each Trustee as it relates to the Trust’s business is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, WI 53202.
(2)	Each Trustee serves during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.
(3)	The Trust currently has ten active portfolios.
(4)	Prior to January 1, 2021, Mr. Schoenike was considered to be an “interested person” of the Fund by virtue of his previous position as President of Quasar Distributors, LLC.

As of the date of this report, no Independent Trustee nor any of his immediate family members (i.e., spouse or dependent children) serves as an officer or director or is an employee of the Advisor, Sub-Advisor or Distributor, or any of their respective affiliates, nor is such person an officer, director or employee of any company controlled by or under common control with such entities.

Sphere 500 Fossil Free Fund
TRUSTEES AND OFFICERS (Continued)
(Unaudited)

Name	Position(s) Held with
(Year of Birth)	Trust and Length
and Address	of Time Served(3)	Principal Occupation(s) During Past Five Years
OFFICERS

Scott M. Ostrowski(1)	President and Principal	Senior Vice President, Compliance and
(Born 1980)	Executive Officer,	Administration, Fund Services, since 2006.
since August 10, 2021

Ryan Frank(1)	Treasurer, and	Vice President, Fund Services, since 2008.
(Born 1985)	Principal Financial
Officer,
since August 17, 2022

Colton W. Scarmardo(1)	Assistant Treasurer,	Fund Administrator, Compliance and Administration,
(Born 1997)	since May 11, 2021	Fund Services, since 2019; Business Administration
Student, 2015-2019, MBA obtained May 2022.

Justin Dausch(2)	Chief Compliance	Director, Vigilant, since 2017; Compliance Associate,
(Born 1989)	Officer and	HSBC (investment banking company), 2015 – 2017.
Anti-Money Laundering
Compliance Officer,
since January 1, 2020

Alyssa M. Bernard(1)(4)	Vice President and	Assistant Vice President, Compliance and
(Born 1988)	Secretary, since	Administration, Fund Services, since 2018; Attorney,
	August 20, 2019(4)	Mutual Fund Disclosure, Waddell & Reed Financial,
Inc., 2017 – 2018; Attorney, Corporate Governance,
American Century Companies, Inc., 2014 – 2017.

Isabella K. Zoller(1)	Assistant Secretary,	Assistant Vice President, Fund Services, since 2021;
(Born 1994)	since February 15, 2022	Regulatory Administration Attorney, Fund Services,
since 2019; Regulatory Administration Intern, Fund
Services, 2018 – 2019; Law Student 2016 – 2019.

(1)	The mailing address of this officer is: 615 East Michigan Street, Milwaukee, Wisconsin 53202.
(2)	The mailing address of this officer is: 223 Wilmington West Chester Pike, Suite 216, Chadds Ford, Pennsylvania 19317.
(3)	Each officer is elected annually and serves until his or her successor has been duly elected and qualified.
(4)	Ms. Bernard has served as Vice President of the Trust, in addition to her other positions held with the Trust, since May 11, 2021.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-497-2960.

Sphere 500 Fossil Free Fund
NOTICE OF PRIVACY POLICY AND PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

• social security number;

• account balances;

• account transactions;

• transaction history;

• wire transfer instructions; and

• checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-844-2SPHERE.

(This Page Intentionally Left Blank.)

Investment Adviser
Reflection Asset Management, LLC
1000 Palm Boulevard
Isle of Palms, South Carolina 29451

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, Pennsylvania 19317

Compliance Services
Vigilant Compliance, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, Pennsylvania 19317

(b)	Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Experts.

The registrant’s Board of Trustees has determined that there are at least two audit committee financial experts serving on its audit committee.  Messrs. Gaylord B. Lyman and Scott C. Jones  are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2022	FYE 9/30/2021
Audit Fees	$12,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by BBD, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for the Sphere 500 Fossil Free Fund:

	FYE 9/30/2022	FYE 9/30/2021
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years for both funds.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2022	FYE 9/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        12/5/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        12/5/2022

By (Signature and Title)*    /s/Ryan Frank
Ryan Frank, Treasurer/
Principal Financial Officer

Date        12/5/2022

* Print the name and title of each signing officer under his or her signature.